CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions		INR (₨) shares	USD ($) shares	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid in Capital INR (₨)	Additional Paid in Capital USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Statutory Reserve INR (₨)		Statutory Reserve USD ($)	[1]	Accumulated Other Comprehensive Income/ (Loss) INR (₨)	Accumulated Other Comprehensive Income/ (Loss) USD ($)	Treasury stock at cost INR (₨)	Treasury stock at cost USD ($)	Total HDFC Bank Limited Shareholders' Equity INR (₨)	Total HDFC Bank Limited Shareholders' Equity USD ($)	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Balance at Mar. 31, 2023		₨ 2,917,837.9		₨ 11,159.4		₨ 877,792.2		₨ 1,447,784.1		₨ 643,738.7	[1]			₨ (68,273.7)		₨ 0.0		₨ 2,912,200.7		₨ 5,637.2
Balance of shares at Mar. 31, 2023 | shares				11,159,485,572	11,159,485,572
Shares issued upon exercise of options		52,497.3		₨ 93.2		52,404.1												52,497.3
Shares issued upon exercise of options (in shares) | shares				93,243,172	93,243,172
Shares issued on account of Business Combination (net)	[2]	4,237,321.3		₨ 3,891.6		3,306,642.6												3,310,534.2		926,787.1
Shares issued on account of Business Combination (net) (in shares) | shares	[2]			3,891,541,316	3,891,541,316
Purchase consideration towards warrants & options eHDFC		45,712.9				45,712.9												45,712.9
Shares issued upon exercise of equity warrants		31,928.1		₨ 49.6		31,878.5												31,928.1
Shares issued upon exercise of equity warrant (in shares) | shares				49,551,264	49,551,264
Share-based compensation		20,115.8				20,115.8												20,115.8
Dividends		(86,617.1)						(86,617.1)										(86,617.1)
Change in ownership interest in subsidiary		0.0				2,433.8												2,433.8		(2,433.8)
Shares issued to noncontrolling interest		3,641.4																0.0		3,641.4
Treasury stock		(16,868.2)						(2.2)								(16,866.0)		(16,868.2)
Transfer to statutory reserve		0.0						(237,404.5)		237,404.5	[1]							0.0
Net income		627,631.9						622,656.6										622,656.6		4,975.3
Net change in accumulated other comprehensive income		52,981.5												52,733.3				52,733.3		248.2
Balance at Mar. 31, 2024		7,886,182.8		₨ 15,193.8		4,336,979.9		1,746,416.9		881,143.2	[1],[3]			(15,540.4)		(16,866.0)		6,947,327.4		938,855.4
Balance of shares at Mar. 31, 2024 | shares				15,193,821,324	15,193,821,324
Shares issued upon exercise of options		63,465.0		₨ 110.6		63,354.4												63,465.0		0.0
Shares issued upon exercise of options (in shares) | shares				110,622,024	110,622,024
Share-based compensation		24,633.9				24,633.9												24,633.9
Dividends		(158,058.1)						(148,225.0)										(148,225.0)		(9,833.1)
Change in ownership interest in subsidiary						3,445.3												3,445.3		(3,445.3)
Shares issued to noncontrolling interest		6,006.3																0.0		6,006.3
Treasury stock		2.0														2.0		2.0
Transfer to statutory reserve		0.0						(172,603.0)		172,603.0	[3]							0.0
Net income		686,531.3						673,508.3										673,508.3		13,023.0
Net change in accumulated other comprehensive income		114,127.8												112,734.5				112,734.5		1,393.3
Balance at Mar. 31, 2025		₨ 8,622,891.0		₨ 15,304.4		4,428,413.5		2,099,097.2		1,053,746.2	[1],[3]			97,194.1		(16,864.0)		7,676,891.4		945,999.6
Balance of shares at Mar. 31, 2025 | shares		15,304,443,348	15,304,443,348	15,304,443,348	15,304,443,348
Shares issued upon exercise of options		₨ 51,085.1		₨ 89.0		50,996.1												51,085.1		0.0
Shares issued upon exercise of options (in shares) | shares				88,924,980	88,924,980
Share-based compensation		22,168.7				22,168.7												22,168.7
Dividends		(219,070.2)						(206,600.7)										(206,600.7)		(12,469.5)
Change in ownership interest in subsidiary		0.0				16,915.4												16,915.4		(16,915.4)
Purchase of subsidiary shares from noncontrolling interest		(1,160.2)				(936.9)												(936.9)		(223.3)
Sale of subsidiary stock to non-controlling interests		87,800.6				62,703.8												62,703.8		25,096.8
Shares issued to noncontrolling interest		31,233.1																0.0		31,233.1
Transfer to statutory reserve		0.0						(191,595.7)		191,595.7	[1]							0.0
Net income		727,096.4	$ 7,748.9					704,793.4										704,793.4		22,303.0
Net change in accumulated other comprehensive income		(161,349.8)												(159,624.6)				(159,624.6)		(1,725.2)
Balance at Mar. 31, 2026		₨ 9,160,694.7	$ 97,630.9	₨ 15,393.4	$ 164.1	₨ 4,580,260.6	$ 48,814.5	₨ 2,405,694.2	$ 25,638.9	₨ 1,245,341.9	[1]	$ 13,272.3		₨ (62,430.5)	$ (665.4)	₨ (16,864.0)	$ (179.7)	₨ 8,167,395.6	$ 87,044.7	₨ 993,299.1	$ 10,586.2
Balance of shares at Mar. 31, 2026 | shares		15,393,368,328	15,393,368,328	15,393,368,328	15,393,368,328

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. Of the total transfers to the statutory reserve, Rs. 80,557.3 million (US$ 943.0 million) pertains to the acquisition of eHDFC.
[2]	Net of 1,164,625,834 shares (viz. 2,329,251,668 equity shares after giving effect to the 1:1 bonus issue on August 28, 2025) (par value Rs. 1.0 each) cancelled upon business combination.
[3]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.